CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
OPERATING ACTIVITIES
Loss for the year	$ (9,767,958)	$ (10,039,658)
Items not affecting cash
Accretion expense	117,381	0
Convertible debenture accrued interest	97,261	0
Depreciation and amortisation	526,405	600,322
Gain on disposal of property	(392,124)	14,544
Share-based compensation	1,256,134	1,529,934
Change in valuation allowance on inventory	1,596,000	136,447
Net change in non-cash working capital balances	1,497,603	1,475,970
Cash flows used in operating activities	(5,069,298)	(6,282,441)
INVESTING ACTIVITIES
Loan receivable advanced	0	(2,587)
Loan receivable repayment	0	545,850
Mineral exploration and evaluation expenditures capitalised	(699,842)	(183,214)
Proceeds on sale of property	2,369,961	0
Purchase of property and equipment	(2,020)	(1,398)
Cash flows from investing activities	1,668,099	358,651
FINANCING ACTIVITIES
Payments on lease liability	(171,990)	(151,129)
Payments on long-term debt	(346,747)	(410,980)
Net proceeds from convertible debentures issued	1,976,003	0
Proceeds from stock options exercised	40,795	232,500
Shares issued	702,838	0
Shares purchased for cancellation	0	(142,866)
Units issued	2,479,226	3,069,950
Unit issue costs	(97,669)	(73,624)
Cash flows from financing activities	4,582,456	2,523,851
Change in cash and cash equivalents during the year	1,181,257	(3,399,939)
Cash and cash equivalents, beginning of year	121,481	3,521,420
Cash and cash equivalents, end of year	$ 1,302,738	$ 121,481